Segmental Analyses - Summary of Depreciation Amortisation and Impairment Charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	£ 1,512	£ 1,038	£ 902
Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	738	535	468
Constant Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	769	517
Translation Exchange
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	5	(14)
Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	774	503	434
United States
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	649	443	175
United States | Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	391	289	116
United States | Constant Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	249	158
United States | Translation Exchange
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	9	(4)
United States | Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	258	154	59
APME
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	345	127	135
APME | Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	182	22	24
APME | Constant Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	162	111
APME | Translation Exchange
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	1	(6)
APME | Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	163	105	111
AMSSA
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	172	216	134
AMSSA | Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	35	115	32
AMSSA | Constant Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	140	100
AMSSA | Translation Exchange
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	(3)	1
AMSSA | Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	137	101	102
ENA
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	346	252	458
ENA | Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	130	109	296
ENA | Constant Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	218	148
ENA | Translation Exchange
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	(2)	(5)
ENA | Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	£ 216	£ 143	£ 162